Risk Report - Asset Quality - Financial Assets at amortized cost - Collateral held against credit-impaired financial assets (Detail) - Collateral held against credit-impaired financial assets at Amortized Cost [Member] - Financial Assets at Amortized Cost (Stage 3) [Member] - EUR (€)
€ in Millions
		Dec. 31, 2023	Dec. 31, 2022
Collateral held against credit-impaired financial assets at Amortized Cost [Line Items]
Gross Carrying Amount	[1]	€ 12,799	€ 11,379
Collateral	[1]	4,451	3,431
Guarantees	[1]	€ 1,435	€ 1,439

[1]	Stage 3 consists here only of non-POCI assets